AB Sustainable Global Thematic Fund, Inc.

Portfolio of Investments

October 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Information Technology – 34.5%
Communications Equipment – 2.7%
Arista Networks, Inc.(a)	69,569	$26,884,245
Calix, Inc.(a)	655,343	23,186,035

		50,070,280

Electronic Equipment, Instruments & Components – 6.5%
Flex Ltd.(a)	1,550,129	53,742,972
Halma PLC	885,975	28,303,085
Keyence Corp.	83,700	37,783,294

		119,829,351

IT Services – 2.2%
Accenture PLC - Class A	118,363	40,813,930

Semiconductors & Semiconductor Equipment – 10.0%
ASML Holding NV	31,768	21,384,027
Monolithic Power Systems, Inc.	20,920	15,884,556
NVIDIA Corp.	435,372	57,799,987
NXP Semiconductors NV	147,531	34,596,019
Taiwan Semiconductor Manufacturing Co., Ltd.	1,703,000	53,405,197

		183,069,786

Software – 13.1%
Adobe, Inc.(a)	79,419	37,968,636
Bentley Systems, Inc. - Class B	392,740	18,953,632
Cadence Design Systems, Inc.(a)	124,076	34,259,865
Fair Isaac Corp.(a)	16,316	32,519,583
Intuit, Inc.	61,010	37,234,403
Microsoft Corp.	137,317	55,798,763
Palo Alto Networks, Inc.(a)	66,195	23,852,044

		240,586,926

		634,370,273

Industrials – 17.9%
Aerospace & Defense – 1.5%
Hexcel Corp.	457,490	26,850,088

Commercial Services & Supplies – 8.1%
Tetra Tech, Inc.	1,006,270	49,186,477
Veralto Corp.	447,694	45,749,850
Waste Management, Inc.	255,108	55,065,062

		150,001,389

Construction & Engineering – 3.6%
AECOM	344,074	36,747,103
WSP Global, Inc.	160,899	28,759,245

		65,506,348

Machinery – 1.0%
TOMRA Systems ASA	1,272,793	18,298,708

Professional Services – 3.7%
Experian PLC	839,485	40,971,740
RELX PLC (London)	588,418	26,984,667

		67,956,407

		328,612,940

Company	Shares	U.S. $ Value

Financials – 17.0%
Banks – 4.2%
Bank Mandiri Persero Tbk PT	75,358,000	$31,990,883
NU Holdings Ltd./Cayman Islands - Class A(a)	2,956,598	44,615,064

		76,605,947

Capital Markets – 3.6%
London Stock Exchange Group PLC	336,416	45,596,428
Partners Group Holding AG	15,517	21,348,732

		66,945,160

Financial Services – 4.6%
Fiserv, Inc.(a)	201,000	39,777,900
Visa, Inc. - Class A	155,408	45,045,009

		84,822,909

Insurance – 4.6%
Aflac, Inc.	432,601	45,332,259
AIA Group Ltd.	4,997,400	39,441,073

		84,773,332

		313,147,348

Health Care – 14.5%
Health Care Equipment & Supplies – 9.7%
Alcon AG	381,614	35,052,301
Becton Dickinson & Co.	162,269	37,904,416
GE Healthcare, Inc.	476,262	41,601,486
Hologic, Inc.(a)	338,154	27,346,514
Terumo Corp.	1,965,532	37,434,144

		179,338,861

Health Care Providers & Services – 1.9%
Apollo Hospitals Enterprise Ltd.	414,799	34,481,527

Life Sciences Tools & Services – 2.9%
Bruker Corp.	437,381	24,760,138
ICON PLC(a)	129,459	28,754,139

		53,514,277

		267,334,665

Consumer Discretionary – 5.3%
Automobile Components – 1.4%
Aptiv PLC(a)	447,055	25,406,136

Broadline Retail – 1.5%
MercadoLibre, Inc.(a)	14,147	28,819,986

Household Durables – 0.8%
TopBuild Corp.(a)	40,769	14,406,949

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.6%
On Holding AG - Class A(a)	621,581	$29,475,371

		98,108,442

Consumer Staples – 4.0%
Household Products – 1.9%
Procter & Gamble Co. (The)	204,973	33,857,440

Personal Care Products – 2.1%
Unilever PLC (London)	644,888	39,339,496

		73,196,936

Utilities – 3.7%
Electric Utilities – 3.2%
NextEra Energy, Inc.	748,681	59,332,969

Water Utilities – 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	605,587	9,645,981

		68,978,950

Total Common Stocks (cost $1,333,299,058)		1,783,749,554

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.72%(b) (c) (d) (cost $57,675,362)	57,675,362	57,675,362

Total Investments – 100.0% (cost $1,390,974,420)(e)		1,841,424,916
Other assets less liabilities – 0.0%		(257,857)

Net Assets – 100.0%		$1,841,167,059

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	228,837	USD	39,606	11/04/2024	$20,553
Bank of America, NA	USD	40,105	BRL	228,837	11/04/2024	(519,614)
Bank of America, NA	USD	22,700	CAD	30,767	11/07/2024	(598,261)
Bank of America, NA	GBP	92,485	USD	122,466	11/08/2024	3,212,213
Bank of America, NA	USD	5,378	CNH	37,410	11/21/2024	(118,556)
Bank of America, NA	USD	31,726	AUD	46,913	11/22/2024	(846,061)
Bank of America, NA	USD	5,232	TWD	166,844	11/22/2024	(291)
Bank of America, NA	BRL	257,758	USD	45,032	12/03/2024	600,931
Bank of America, NA	CHF	42,286	USD	49,067	12/20/2024	(152,644)
Barclays Bank PLC	USD	4,629	INR	389,931	12/06/2024	2,892
Barclays Bank PLC	HKD	75,677	USD	9,750	12/19/2024	7,830
BNP Paribas SA	USD	47,091	CNH	328,509	11/21/2024	(908,764)
BNP Paribas SA	USD	4,143	MXN	81,096	12/11/2024	(115,906)
Citibank, NA	TWD	424,893	USD	13,360	11/22/2024	37,419
Citibank, NA	TWD	131,980	USD	4,135	11/22/2024	(3,660)
Citibank, NA	USD	20,916	KRW	28,008,397	01/17/2025	(475,450)
Deutsche Bank AG	CNH	39,768	USD	5,594	11/21/2024	3,310

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	BRL	195,270	USD	35,600	11/04/2024	$1,821,066
Morgan Stanley Capital Services, Inc.	USD	33,796	BRL	195,270	11/04/2024	(17,539)
Morgan Stanley Capital Services, Inc.	NOK	168,886	USD	15,970	11/22/2024	614,774
Morgan Stanley Capital Services, Inc.	USD	13,906	SEK	141,147	11/22/2024	(646,916)
Morgan Stanley Capital Services, Inc.	USD	5,250	SGD	6,870	12/17/2024	(37,526)
Morgan Stanley Capital Services, Inc.	JPY	750,641	USD	5,063	12/19/2024	94,006
Morgan Stanley Capital Services, Inc.	USD	22,548	JPY	3,342,556	12/19/2024	(419,360)
NatWest Markets PLC	USD	2,986	ZAR	52,878	12/19/2024	1,369
Standard Chartered Bank	BRL	33,567	USD	5,860	11/04/2024	53,799
Standard Chartered Bank	USD	5,810	BRL	33,567	11/04/2024	(3,015)
State Street Bank & Trust Co.	HKD	175,595	USD	22,630	12/19/2024	25,329
State Street Bank & Trust Co.	EUR	4,279	USD	4,660	12/20/2024	(3,395)
UBS AG	GBP	3,807	USD	4,992	11/08/2024	82,674
UBS AG	USD	7,509	CNH	52,786	11/21/2024	(88,214)
UBS AG	TWD	155,983	USD	4,913	11/22/2024	22,256
UBS AG	USD	133,054	EUR	123,204	12/20/2024	1,224,158

						$2,869,407

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of October 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $480,188,079 and gross unrealized depreciation of investments was $(26,868,176), resulting in net unrealized appreciation of $453,319,903.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

October 31, 2024 (unaudited)

63.3%	United States
7.6%	United Kingdom
4.5%	Brazil
4.1%	Japan
2.9%	Taiwan
2.8%	Switzerland
2.2%	Ireland
2.1%	Hong Kong
1.9%	India
1.7%	Indonesia
1.6%	Canada
1.2%	Netherlands
1.0%	Norway
3.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund, Inc.

October 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$493,494,670	$140,875,603		$—	$634,370,273
Industrials	242,357,825	86,255,115		—	328,612,940
Financials	174,770,232	138,377,116		—	313,147,348
Health Care	160,366,693	106,967,972		—	267,334,665
Consumer Discretionary	98,108,442	—		—	98,108,442
Consumer Staples	33,857,440	39,339,496		—	73,196,936
Utilities	68,978,950	—		—	68,978,950
Short-Term Investments	57,675,362	—		—	57,675,362

Total Investments in Securities	1,329,609,614	511,815,302	(a)	—	1,841,424,916
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	7,824,579		—	7,824,579
Liabilities:
Forward Currency Exchange Contracts	—	(4,955,172)		—	(4,955,172)

Total	$1,329,609,614	$514,684,709		$—	$1,844,294,323

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2024 is as follows:

Fund	Market Value 07/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$71,501	$118,215	$132,041	$57,675	$706